Revenue disaggregation and segmental analysis - Segmental assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Non-current assets
Non-current assets	€ 67,351	€ 85,199		€ 94,048
Capital additions	6,412	8,665		8,620
Right-of-use asset additions	3,103	7,387		3,828
Other additions to intangible assets	283	439		901
Depreciation and amortisation on owned assets	10,414	10,255		10,417
Impairment reversal/(loss)	(64)	64	[1]
Impairment loss				0
Common Functions
Non-current assets
Non-current assets	1,972	2,013		2,103
Capital additions	782	839		844
Right-of-use asset additions	203	127		123
Depreciation and amortisation on owned assets	970	993		979
Germany
Non-current assets
Non-current assets	42,931	43,878		43,190
Capital additions	2,565	2,701		2,670
Right-of-use asset additions	1,045	2,145		795
Other additions to intangible assets		2
Depreciation and amortisation on owned assets	4,543	4,154		3,981
Italy
Non-current assets
Non-current assets		10,235		10,519
Capital additions		833		840
Right-of-use asset additions		916		670
Other additions to intangible assets		5		255
UK
Non-current assets
Non-current assets	6,863	6,629		6,226
Capital additions	878	892		832
Right-of-use asset additions	957	1,639		580
Other additions to intangible assets				229
Depreciation and amortisation on owned assets	1,733	1,562		1,905
Spain
Non-current assets
Non-current assets		6,331		6,433
Capital additions		565		676
Right-of-use asset additions		742		422
Other additions to intangible assets		8		291
Other Europe
Non-current assets
Non-current assets	7,564	7,815		8,548
Capital additions	862	927		1,009
Right-of-use asset additions	442	1,104		502
Other additions to intangible assets		151		126
Depreciation and amortisation on owned assets	1,447	1,363		1,511
Africa
Non-current assets
Non-current assets	6,377	6,796		7,991
Capital additions	1,005	1,122		1,136
Right-of-use asset additions	296	246		216
Other additions to intangible assets	163	264
Depreciation and amortisation on owned assets	1,184	1,311		1,219
Turkey
Non-current assets
Non-current assets	1,644	1,502		859
Capital additions	320	235		247
Right-of-use asset additions	160	150		200
Other additions to intangible assets	120	9
Depreciation and amortisation on owned assets	537	546		299
Impairment reversal/(loss)	€ (64)	64
Vantage Towers
Non-current assets
Non-current assets				8,179
Capital additions		551		366
Right-of-use asset additions		318		320
Depreciation and amortisation on owned assets		€ 326		€ 523

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.